GOLDMAN SACHS TRUST

Goldman Sachs Single/ Multi-Sector Taxable Fixed Income Funds

Class C Shares of

Goldman Sachs Emerging Markets Debt Fund

Supplement dated May 11, 2007 to the

Prospectus dated February 28, 2007

      The Prospectus is amended by this Supplement to reflect that the correct ticker symbol for the Goldman Sachs Emerging Markets Debt Fund Class C Shares is GSCDX. Accordingly, the Prospectus is hereby revised as follows:

      The Class C Shares ticker symbol appearing in the Goldman Sachs Emerging Markets Debt Fund “Fund Facts” table on page 16 is deleted and replaced with “GSCDX”.

This Supplement should be retained with your Prospectus

for future reference.

EMDCSTK 5-07 539807